BALANCE SHEET - CIK 0001844840 Artisan Acquisition Corp	Dec. 31, 2021 USD ($)
Current assets:
Cash	$ 102,212
Prepaid expenses	508,275
Total current assets	610,487
Prepaid insurance - noncurrent	187,010
Investments held in Trust Account	339,380,717
Total assets	340,178,214
Current liabilities:
Accounts payable	273,985
Accrued professional fees and other expenses	2,911,796
Accrued offering costs	12,650
Accrued expenses - related party	80,000
Total current liabilities	3,278,431
Warrant liabilities	12,248,790
Derivative liability - forward purchase agreement	484,643
Deferred underwriting fee payable	11,876,982
Total liabilities	27,888,846
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption, 33,934,235 shares at redemption value	339,342,350
Shareholders' Deficit
Preference shares, $0.0001 par value; 3,000,000 shares authorized; none issued and outstanding
Ordinary shares	999
Additional paid-in capital	24,001
Accumulated deficit	(27,077,982)
Total Shareholders' Deficit	(27,052,982)
Total Liabilities, Class A Ordinary Shares Subject to Redemption and Shareholders' Deficit	$ 340,178,214